Related Party Transactions (Details) - Schedule of related party transactions - USD ($)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Service/ Products received from related parties:
Service/ Products received from related parties		$ 7,920,441	$ 4,652,125
Guardforce Security (Thailand) Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[1]	67,864
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products delivered to related parties	[2]	7,008,322	4,652,125
Shenzhen Kewei Robot Technology Co., Ltd. – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[2]	844,255
Shenzhen Kewei Robot Technology Co., Limited – ICP [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[3]	3,000,000
GF Technovation Company Limited – Sales [Member]
Service/ Products received from related parties:
Service/ Products delivered to related parties	[4]	$ 134,123	$ 111,564

[1]	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company;
[2]	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited and Shenzhen Kewei Robot Technology Co., Ltd.;
[3]	On February 8, 2022, the Company entered into a Commissioned Development Agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) for the development of a robotics management platform named GFAI Intelligent Cloud Platform V2.0 (“ICP”). The contract amount was $3,000,000 which was paid as a one-time lump sum payment after the execution of the agreement.
[4]	The Company sold robots and spare parts to GF Technovation Company Limited.